Intangible Assets and Unfavorable Leases Terms (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets And Unfavorable Lease Terms [Abstract]
Schedule of Intangible Assets and Unfavorable Lease Terms

	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2010	$191,874	$(21,783)	$170,091

Additions	43,780	(33,311)	10,469

Write-off of intangible asset	(8,319)	4,340	(3,979)

Total favorable lease terms charter-out December 31, 2011	$227,335	$(50,754)	$176,581
Additions	21,193	(37,295)	(16,102)

Total favorable lease terms charter-out December 31, 2012	$248,528	$(88,049)	$160,479

Schedule of Amortization (Expense) / Income Of Favorable and Unfavorable Leases

	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Unfavorable lease terms	$—	$665	$1,997
Favorable lease terms charter-out	(37,295)	(33,311)	(19,685)
Favorable lease terms charter-in	—	—	(2)

Total	$(37,295)	$(32,646)	$(17,690)

Schedule of aggregate amortizations of the intangibles

Year	Amount
2013	$38,451
2014	27,608
2015	22,335
2016	17,526
2017	17,526
2018 and thereafter	37,033

$160,479